Document And Entity Information	May 15, 2023
Document Information [Line Items]
Entity, Registrant Name	Farmers and Merchants Bancshares, Inc.
Document, Type	8-K
Document, Period End Date	May 15, 2023
Entity, Incorporation, State or Country Code	MD
Entity, File Number	000-55756
Entity, Tax Identification Number	81-3605835
Entity, Address, Address Line One	4510 Lower Beckleysville Road
Entity, Address, City or Town	Hampstead
Entity, Address, State or Province	MD
Entity, Address, Postal Zip Code	21074
City Area Code	410
Local Phone Number	374-1510
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001698022